Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Operating Activities
Net income (loss) before income tax	€ (4,481,601)	€ (3,130,635)	€ 1,395,092
Items not affecting cash:
Bad debt expense	138,941	84,394	19,456
Depreciation of property and equipment	11,814	19,424	5,069
Amortization of intangible assets	49,684	49,984	858
Amortization of right-of-use assets	61,568	58,524	36,353
Accretion of lease liabilities	2,311	2,177	1,514
Provision for inventory reserves		312,563
Gain from insurance recoveries on inventory	(1,937,819)
Impairment on inventory due to natural disaster	2,133,385
Stock based compensation	103,810
Gain on lease modification			(891)
Changes in non-cash working capital items:
Inventory	3,438,571	4,207,694	(6,784,372)
Accounts receivable	(843,993)	832,135	(56,128)
Deferred tax assets	157,397	(518,080)
Due from related parties	1,359,809	(1,306,861)	(61,043)
Due to related parties	(117,414)	(117,718)	(239,557)
Prepaid expense	27,770	(312,548)	1,119,506
Accounts payable and accrued liabilities	867,259	(609,310)	(718,804)
Accrued interest	14,901
Deferred tax liabilities	556	32,783
Income tax payable		578,319	(364,086)
Net cash provided by operating activities	986,949	182,845	(5,647,033)
Investing Activities
Short-term investments	1,992,000	(2,044,050)
Purchase of equipment	(126,592)	(28,025)	(133,140)
Purchase of intangible assets	(926,953)	(516,684)	(261,916)
Net cash provided by (used in) investing activities	938,455	(2,588,759)	(395,056)
Financing Activities
Issuance of common stock to related party for cash			2,500,000
Net proceeds from Issuance of common stock through Initial public offering		3,354,781
Conversion from related party loan to capital contribution
Proceeds from debt bond, net of debt issuance cost	865,882
Repayment of bank loans	(237,480)	(228,150)	(248,532)
Net proceeds (Repayment) of lines of credit	617,532	(4,116,483)	3,820,617
Repayment of lease liabilities	(63,996)	(60,523)	(37,036)
Dividend paid to related party			(72,003)
Payments to related parties	(2,142,353)	(640,332)	(355,586)
Proceeds from related parties	799,105	4,214,567	320,769
Net cash provided by (used in) financing activities	(161,310)	2,523,860	5,928,229
Net change in cash	1,764,094	117,946	(113,860)
Cash - beginning of year	620,531	502,585	616,445
Cash - end of year	€ 2,384,625	€ 620,531	€ 502,585